Reverse Merger Capitalization with 7GC & Co. Holdings Inc. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Reconciliation of the Merger to the Company's Consolidated Cash Flows

The following table reconciles the elements of the Merger to the consolidated statements of cash flows:

Recapitalization
Deferred underwriting fees assumed	$4,000,000
Convertible notes payable assumed	2,550,000
Warrant liabilities assumed	460,000
Less: effect on equity	(14,625,462)
Effect of reverse recapitalization, net of transaction costs	$(7,615,462)

Schedule of Reconciliation of the Merger to the Company’s Statements of Changes in Stockholders’ Deficit

The following table reconciles the elements of the Merger to the consolidated statements of changes in stockholders’ deficit:

Recapitalization
Cash	$197,166
Non-cash net working capital assumed	(7,812,628)
Deferred underwriting fees assumed	(4,000,000)
Convertible notes payable assumed	(2,550,000)
Fair value of assumed warrant liabilities	(460,000)
Transaction costs	(3,233,097)
Effect of reverse recapitalization	$(17,858,559)